Document And Entity Information	May 05, 2026
Document Information [Line Items]
Entity, Registrant Name	AvePoint, Inc.
Document, Type	8-K
Document, Period End Date	May 05, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-39048
Entity, Tax Identification Number	83-4461709
Entity, Address, Address Line One	525 Washington Blvd, Suite 1400
Entity, Address, City or Town	Jersey City
Entity, Address, State or Province	NJ
Entity, Address, Postal Zip Code	07310
City Area Code	201
Local Phone Number	793-1111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	AVPT
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001777921